Document and Entity Information	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Entity File Number	001-01373
Entity Registrant Name	Modine Manufacturing Company
Entity Central Index Key	0000067347
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0482000
Entity Address, Address Line One	1500 DeKoven Avenue
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	262
Local Phone Number	636-1200
Title of 12(b) Security	Common stock, par value $0.625
Trading Symbol	MOD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false